Operating segments - Additional Information (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
North America
Disclosure of operating segments [line items]
Percentage of entity's revenue	85.00%	79.00%	82.00%	77.00%
Asia
Disclosure of operating segments [line items]
Percentage of entity's revenue	11.00%	17.00%	8.00%	13.00%
Australia
Disclosure of operating segments [line items]
Percentage of entity's revenue	3.00%
Europe
Disclosure of operating segments [line items]
Percentage of entity's revenue	1.00%	4.00%	10.00%	10.00%